Long Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long Term Debt

Note 8. Long Term Debt

Our consolidated debt obligations consisted of the following at the dates indicated:

	December 31,	December 31,
	2014	2013
	(In thousands)
MEMP:
OLLC $2.0 billion revolving credit facility, variable-rate, due March 2018	$412,000	$103,000
2021 Senior Notes, fixed-rate, due May 2021 (1)	700,000	700,000
2022 Senior Notes, fixed-rate, due August 2022 (2)	500,000	—
Unamortized discounts	(16,587)	(10,933)
Total long-term debt	$1,595,413	$792,067

(1)      The estimated fair value of our 2021 Senior Notes was $563.5 million and $721.0 million at December 31, 2014 and 2013, respectively. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.

(2)      The estimated fair value of our 2022 Senior Notes was $380.0 million at December 31, 2014.  The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.

Subsidiary Guarantors

We are a “Well-Known Seasoned Issuer” under SEC rules and have filed a universal shelf registration statement with the SEC that allows us to issue debt and equity securities.  Any debt securities issued will be governed by an indenture. Our outstanding debt securities are, and any debt securities issued in the future will likely be, jointly and severally, fully and unconditionally guaranteed (subject to customary release provisions) by certain of the Partnership’s subsidiaries (collectively, the “Guarantor Subsidiaries”). The Guarantor Subsidiaries are 100% owned by the Partnership. The Partnership has no material assets or operations independent of the Guarantor Subsidiaries and there are no significant restrictions upon the ability of the Guarantor Subsidiaries to distribute funds to the Partnership.

Borrowing Base

Credit facilities tied to a borrowing base are common throughout the oil and gas industry. The borrowing base for our revolving credit facility was the following at the date indicated:

December 31,
2014
(In thousands)
OLLC $2.0 billion revolving credit facility, variable-rate, due March 2018	$1,440,000

OLLC Revolving Credit Facility

OLLC is a party to a $2.0 billion revolving credit facility, which is guaranteed by us and certain of our current and future subsidiaries.

The borrowing base is subject to redetermination on at least a semi-annual basis based on an engineering report with respect to our estimated oil, NGL and natural gas reserves, which will take into account the prevailing oil, NGL and natural gas prices at such time, as adjusted for the impact of commodity derivative contracts. Unanimous approval by the lenders is required for any increase to the borrowing base.

Borrowings under our revolving credit facility bear interest, at our option, at either: (i) the Alternate Base Rate defined as the greatest of (x) the prime rate as determined by the administrative agent, (y) the federal funds effective rate plus 0.50%, and (z) the one-month adjusted LIBOR plus 1.0% (adjusted upwards, if necessary, to the next 1/100th of 1%), in each case, plus a margin that varies from 0.50% to 1.50% per annum according to the borrowing base usage (which is the ratio of outstanding borrowings and letters of credit to the borrowing base then in effect), (ii) the applicable LIBOR plus a margin that varies from 1.50% to 2.50% per annum according to the borrowing base usage, or (iii) the applicable LIBOR Market Index Rate plus a margin that varies from 1.50% to 2.50% per annum according to the borrowing base usage. The unused portion of the borrowing base will be subject to a commitment fee that varies from 0.375% to 0.50% per annum according to the borrowing base usage.

Our revolving credit facility requires us to maintain a ratio of Consolidated EBITDAX to Consolidated Net Interest Expense (as each term is defined under our revolving credit facility), which we refer to as the interest coverage ratio, of not less than 2.5 to 1.0, and a ratio of consolidated current assets to consolidated current liabilities, each as determined under our revolving credit facility, of not less than 1.0 to 1.0.

Additionally, our revolving credit facility contains various covenants and restrictive provisions that, among other things, limit our ability to incur additional debt, guarantees or liens; consolidate, merge or transfer all or substantially all of our assets; make certain investments, acquisitions or other restricted payments; modify certain material agreements; engage in certain types of transactions with affiliates; dispose of assets; incur commodity hedges exceeding a certain percentage of production; and prepay certain indebtedness.

Events of default under our revolving credit facility include the failure to make payments when due, breach of any covenants continuing beyond the cure period, default under any other material debt, change in management or change of control, bankruptcy or other insolvency event and certain material adverse effects on the business of OLLC or us.

If we fail to perform our obligations under these or any other covenants, the revolving credit commitments could be terminated and any outstanding indebtedness under our revolving credit facility, together with accrued interest, fees and other obligations under the credit agreement, could be declared immediately due and payable.

During the year ended December 31, 2014, the revolving credit facility was primarily used to fund the acquisitions of oil and gas properties. See Note 3 for additional information regarding these acquisitions.

2022 Senior Notes

On July 17, 2014, we and Finance Corp. (collectively, the “Issuers”) completed a private placement of $500.0 million aggregate principal amount of 6.875% senior unsecured notes due 2022 (the “2022 Senior Notes”). The 2022 Senior Notes were issued at 98.485% of par and are fully and unconditionally guaranteed (subject to customary release provisions) on a joint and several basis by the Guarantor Subsidiaries and by certain future subsidiaries of the Partnership. The 2022 Senior Notes will mature on August 1, 2022 with interest accruing at 6.875% per annum and payable semi-annually in arrears on February 1 and August 1 of each year, commencing February 1, 2015.

The indenture contains customary covenants and restrictive provisions, many of which will terminate if at any time no default exists under the indenture and the 2022 Senior Notes receive an investment grade rating from both of two specified ratings agencies. The indenture also provides for customary and other events of default. In the case of an event of default arising from certain events of bankruptcy or insolvency with respect to either of the Issuers, all outstanding 2022 Senior Notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding 2022 Senior Notes may declare all the 2022 Senior Notes to be due and payable immediately.

2021 Senior Notes

On April 17, 2013, May 23, 2013 and October 10, 2013, the Issuers issued $300.0 million, $100.0 million and $300.0 million, respectively, of 7.625% senior unsecured notes due 2021 (the “2021 Senior Notes”). The 2021 Senior Notes are fully and unconditionally guaranteed (subject to customary release provisions) on a joint and several basis by the Guarantor Subsidiaries and by certain future subsidiaries of the Partnership. The 2021 Senior Notes will mature on May 1, 2021 with interest accruing at a rate of 7.625% per annum and payable semi-annually in arrears on May 1 and November 1 of each year. The 2021 Senior Notes are governed by an indenture and are subject to optional redemption at prices specified in the indenture plus accrued and unpaid interest, if any. The Issuers may also be required to repurchase the 2021 Senior Notes upon a change of control.

The indenture contains customary covenants and restrictive provisions, many of which will terminate if at any time no default exists under the indenture and the 2021 Senior Notes receive an investment grade rating from both of two specified ratings agencies. The indenture also provides for customary and other events of default. In the case of an event of default arising from certain events of bankruptcy or insolvency with respect to either of the Issuers or any subsidiary guarantor that is a significant subsidiary, all outstanding 2021 Senior Notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding 2021 Senior Notes may declare all the 2021 Senior Notes to be due and payable immediately.

Previous Owner Revolving Credit Facilities

REO, WHT, Stanolind, Boaz, Crown, Tanos, Propel and Classic each maintained multi-year variable-rate senior secured revolving credit facilities that were primarily used for both working capital needs and to fund acquisition and development expenditures. All of Stanolind’s indebtedness outstanding under the Stanolind revolving credit facility was attributable to Stanolind SPV. Likewise, all of Propel Energy’s indebtedness outstanding under the Propel Energy revolving credit facility was attributable to Propel SPV.

On December 12, 2012, indebtedness then outstanding under the REO’s revolving credit facility of $28.5 million and all accrued interest was paid off in full and the revolving credit facility was terminated. On November 20, 2012, indebtedness then outstanding under the Classic revolving credit facility of $80.0 million and all accrued interest was paid off in full with borrowings under the MRD LLC revolving credit facility and the Classic revolving credit facility was terminated. On March 28, 2013, the debt balance then outstanding under the WHT revolving credit facility of $89.3 million and all accrued interest was paid off in full and the revolving credit facility was terminated. On April 1, 2013, indebtedness then outstanding under the Tanos revolving credit facility of $27.0 million was repaid and on April 25, 2013 all accrued interest was paid off in full and the revolving credit facility was terminated. On October 1, 2013, the debt balance then outstanding under the Boaz and Crown revolving credit facilities and all accrued interest was paid off in full and these revolving credit facilities were terminated. On October 1, 2013, the debt balance then outstanding under the Stanolind and Propel Energy revolving credit facilities and all accrued interest was paid off in full by the Partnership on behalf of Stanolind and Propel Energy, respectively.

All of the indebtedness outstanding under the MRD LLC revolving credit facility was attributable to Classic.  On November 22, 2013, the borrowing base under this revolving credit facility was automatically reduced and triggered a mandatory principal repayment of $20.0 million.  This principal repayment is reflected in previous owner equity as a contribution.  On December 18, 2013, indebtedness then outstanding under the MRD LLC revolving credit facility of $59.7 million and all accrued interest was paid off in full and the revolving credit facility was terminated. This principal repayment is also reflected in previous owner equity as a contribution.

Joint and Several Liability Arrangements

Classic jointly and severally, as well as fully and unconditionally, guaranteed the following debt arrangements of its parent, Memorial Resource:

•

On December 18, 2013, MRD LLC and its wholly-owned subsidiary, Memorial Resource Finance Corp. (“MRD Finance Corp.” and collectively, the “MRD Issuers”), completed a private placement of $350.0 million in aggregate principal amount of 10.00% / 10.75% Senior PIK Toggle Notes due 2018 (the “PIK notes”).  In connection with the closing of Memorial Resource’s initial public offering, Memorial Resource assumed the obligations of MRD LLC under the PIK notes indenture and the related debt security agreement. A redemption notice was delivered to the PIK notes trustee on June 16, 2014, which specified a redemption date of July 16, 2014.  On June 27, 2014, Memorial Resource irrevocably deposited with the PIK notes trustee an amount sufficient to fund the redemption of the PIK notes on the redemption date and to satisfy and discharge its obligations under the PIK notes and the related indenture. The discharge became effective upon the irrevocable deposit of the funds with the PIK notes trustee.

•

On June 18, 2014, Memorial Resource, as borrower, and certain of its subsidiaries, as guarantors, entered into a revolving credit facility, which is a five-year, $2.0 billion revolving credit facility with an initial borrowing base of $725.0 million and aggregate elected commitments of $725.0 million.  Indebtedness outstanding under this revolving credit facility was $183.0 million at December 31, 2014.

•	On July 10, 2014, MRD completed a private placement of $600.0 million aggregate principal amount of 5.875% senior unsecured notes due 2022.

No amounts were recognized by Classic related to any of these debt arrangements.  On February 23, 2015, Classic was released from all joint and several obligations.

Weighted-Average Interest Rates

The following table presents the weighted-average interest rates paid on variable-rate debt obligations for the periods presented:

	For the Year Ended December 31,
	2014	2013	2012
OLLC revolving credit facility	2.67%	3.25%	2.74%
Classic revolving credit facility	n/a	n/a	4.50%
MRD LLC revolving credit facility	n/a	3.17%	4.11%
WHT revolving credit facility	n/a	2.29%	2.60%
REO revolving credit facility	n/a	n/a	3.40%
Stanolind revolving credit facility	n/a	3.52%	3.76%
Boaz revolving credit facility	n/a	2.97%	3.12%
Crown revolving credit facility	n/a	3.38%	4.20%
Tanos revolving credit facility	n/a	3.10%	2.31%
Propel Energy revolving credit facility	n/a	3.08%	3.28%

Unamortized Deferred Financing Costs

Unamortized deferred financing costs associated with our consolidated debt obligations were as follows at the dates indicated:

	December 31,	December 31,
	2014	2013
	(In thousands)
OLLC $2.0 billion revolving credit facility, variable-rate, due March 2018 (1)	$6,468	$5,413
2021 Senior Notes (2)	13,308	15,053
2022 Senior Notes (2)	7,958	—
Total	$27,734	$20,466

(1)      Unamortized deferred financing costs are amortized over the remaining life of our revolving credit facility.

(2)      Unamortized deferred financing costs are amortized using the straight line method which generally approximates the effective interest method.

Advances and Repayments

The following table presents borrowings and repayments under our consolidated and combined revolving credit facilities for the periods presented (in thousands):

		Previous Owner
	OLLC Revolving	Revolving
	Credit Facility	Credit Facility	Total
For the Twelve Months Ended December 31, 2014:
Advances on revolving credit facility	$1,446,000	$—	$1,446,000
Payments on revolving credit facility	(1,137,000)	—	(1,137,000)

For the Twelve Months Ended December 31, 2013:
Advances on revolving credit facility	$941,000	$17,355	$958,355
Payments on revolving credit facility	(1,209,000)	(356,537)	(1,565,537)

For the Twelve Months Ended December 31, 2012:
Advances on revolving credit facility	$293,000	$203,500	$496,500
Payments on revolving credit facility	(42,000)	(184,819)	(226,819)

For accounting and financial reporting purposes, any amounts that were repaid concurrent with the closing of the Beta acquisition, the WHT Properties, or the Cinco Group acquisition were a component of the net assets that were acquired by us and reflected on our supplemental consolidated and combined cash flow statement as “Payments on revolving credit facilities.”

Letters of credit

At December 31, 2014, we had $6.7 million of letters of credit outstanding related to operations at our properties acquired in the Wyoming Acquisition.